Assets held for sale and discontinued operations - Narrative (Details) £ in Millions, $ in Billions						12 Months Ended
	Jan. 31, 2023 GBP (£)	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Mar. 27, 2022 GBP (£)	Mar. 17, 2021	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of subsidiaries [line items]
Profit after tax						£ 7,797	£ 2,354	£ 1,641
Financing derivatives						429	587
FAA derivative
Disclosure of subsidiaries [line items]
Financing derivatives						109	0
GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	40.00%			40.00%
Acquisition, deferral period				3 months
The Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed					100.00%
Consideration received		£ 3,100	$ 3.9
Profit after tax						£ 84	£ 237	£ 104
UK Gas Transmission
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed				100.00%
Consideration received	£ 5,475
Cash proceeds	£ 4,032
Portion of consideration received consisting of shareholding in acquirer	40.00%			40.00%
Gain on fair value remeasurement of retained non-controlling interest	£ 1,198
UK Gas Transmission | Acquiring entity
Disclosure of subsidiaries [line items]
Consideration for sale of associate before annualised escalation factor				£ 1,400
Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) | GasT TopCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	60.00%